SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS
The Company evaluated subsequent events that occurred after the balance sheet date up to November 14, 2024.